Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 61,732,660.72
Total Fee Amount	5,370.74
Total Offset Amount	0.00
Net Fee	$ 5,370.74
Offering Table N/A
Offset Table N/A	N/A